Operating Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Text Block [Abstract]
Monthly rent	$ 7,942
Maintenance costs	7,942
Refundable security deposit	$ 5,000
Rent expense		$ 59,332